Other accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities [Abstract]
Accrued expenses	$ 2,338	$ 8,664
Employee benefits	5,958	6,562
Government authorities	663	577
Other payables	682	2,779
Other accounts payable and accrued expenses	$ 9,641	$ 18,582